SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Schedule of Computation of Diluted Net Loss Per Share
	September 30,	September 30,
	2023	2022
	(Shares)	(Shares)
Warrants	838,100	-
Promissory notes convertible to shares*	5,572,000	125,000
TOTAL	6,410,100	125,000

	December 31,	December 31,
	2022	2021
	(Shares)	(Shares)
Promissory Notes convertible to shares	125,000	175,000
TOTAL	125,000	175,000